LINE OF CREDIT	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Line Of Credit
LINE OF CREDIT

7. LINE OF CREDIT

The Company has a $1,000,000 bank line of credit. The line bears a fixed interest rate at 5.35% per annum. It is secured by a $1,000,000 certificate of deposit at the same bank. The line of credit expires in December 2025. The Company is in compliance with certain non-financial covenants imposed by the line of credit agreement. At March 31, 2025 and December 31,2024, the outstanding balance was $1,000,000, respectively.

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

7. LINE OF CREDIT

The Company has a $1,000,000 bank line of credit. The line bears fixed interest rate at 5.35% per annum. It is secured by a $1,000,000 certificate of deposit at the same bank. The line of credit expires in December 2025. The Company is in compliance with certain non-financial covenants imposed by the line of credit agreement. The outstanding balance was $1,000,000 at December 31, 2024 and 2023, respectively.